Share-based payments - Employee Share Plan (Details) - Employee Share Plan (ESP)	12 Months Ended
	Sep. 30, 2019 AUD ($) EquityInstruments employee $ / shares shares	Sep. 30, 2018 AUD ($) EquityInstruments employee $ / shares shares
Share-based payments
Number of Participants | employee	27,245	27,557
Average Number of Shares Allocated per Participant | shares	39	31
Total Number of Shares Allocated | EquityInstruments	1,062,555	854,267
Market Price per Share | $ / shares	$ 25.35	$ 31.80
Total Fair Value	$ 26,935,769	$ 27,165,691
Other employee benefits	$ 26,000,000	$ 28,000,000